Basis of Presentation and Summary of Significant Accounting Policies - Summary of Information about Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Opening Balance	$ 788	$ 1,051	$ 1,051	$ 916
Increase/(decrease), net	12	(985)	(263)	135
Ending Balance	800		788	1,051
Unbilled receivable
Opening Balance	221	219	219	868
Increase/(decrease), net	(62)		2	(649)
Ending Balance	159		221	219
Contract assets (current)
Opening Balance	94	93	93	195
Increase/(decrease), net	(43)		1	(102)
Ending Balance	51		94	93
Contract assets (long-term)
Opening Balance	36	93	93	110
Increase/(decrease), net			(57)	(17)
Ending Balance	36		36	93
Deferred revenue
Opening Balance	30	57	57	200
Increase/(decrease), net			(27)	(143)
Ending Balance	30		30	57
Opening Balance	788	1,051	1,051	916
Increase/(decrease), net	12	(985)	(263)	135
Ending Balance	800		788	1,051
Opening Balance	221	219	219	868
Increase/(decrease), net	(62)		2	(649)
Ending Balance	159		221	219
Opening Balance	94	93	93	195
Increase/(decrease), net	(43)		1	(102)
Ending Balance	51		94	93
Opening Balance	36	93	93	110
Increase/(decrease), net			(57)	(17)
Ending Balance	36		36	93
Opening Balance	30	$ 57	57	200
Deferred revenue			(27)	(143)
Ending Balance	$ 30		$ 30	$ 57